Related Party Transactions (Details Textual) (USD $)	1 Months Ended	12 Months Ended								12 Months Ended							1 Months Ended	12 Months Ended				12 Months Ended			1 Months Ended		12 Months Ended					12 Months Ended
	Jul. 31, 2008 m3	Dec. 31, 2011 m3	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Feb. 28, 2011	Mar. 17, 2010	Nov. 30, 2009	Jun. 30, 2009	Dec. 31, 2011 Skaugen LPG Carriers [Member]	Dec. 31, 2010 Skaugen LPG Carriers [Member]	Dec. 31, 2009 Skaugen LPG Carriers [Member]	Dec. 31, 2010 Interest Rate Swap Agreement [Member] Skaugen LPG Carriers [Member]	Dec. 31, 2009 Interest Rate Swap Agreement [Member] Skaugen LPG Carriers [Member]	Mar. 17, 2010 Line of Credit [Member]	Mar. 17, 2010 Secured Debt [Member]	Mar. 31, 2009 Subsidiaries [Member]	Dec. 31, 2011 Subsidiaries [Member]	Dec. 31, 2010 Subsidiaries [Member]	Dec. 31, 2009 Subsidiaries [Member]	Dec. 31, 2011 Subsidiaries [Member] Teekay Corporation [Member]	Dec. 31, 2011 Toledo Spirit [Member]	Dec. 31, 2010 Toledo Spirit [Member]	Dec. 31, 2009 Toledo Spirit [Member]	Nov. 30, 2009 Kenai LNG Carriers [ Member]	Jun. 30, 2011 Skaugen Multigas [Member]	Dec. 31, 2008 Skaugen Multigas [Member] Vessel	Jun. 15, 2011 Skaugen Multigas [Member]	Dec. 31, 2011 Related Party [Member]	Dec. 31, 2010 Related Party [Member]	Aug. 10, 2009 Teekay Tangguh Joint Venture [Member]	Dec. 31, 2011 Angola Joint Venture [Member]	Dec. 31, 2007 Angola Joint Venture [Member] Building
Related Party Transactions (Textual) [Abstract]
Crewing and manning costs payables to the subsidiaries of Teekay Corporation																													$ 4,100,000	$ 3,600,000
Payment received by Partnership for right to provide management services																	3,000,000
General and administrative expenses attributable to the operations of the subsidiaries		24,120,000	23,247,000	19,764,000															700,000	1,600,000
Interest expenses net		49,880,000	49,019,000	60,457,000															300,000	400,000
Time period for fixed-rate time-charters contract																		10 years								15 years
Excess of purchase price over book value of assets acquired																												8,200,000
Percentage of partnership joint ventures partners share																					1.00%				1.00%						30.00%
Percentage of Teekay corporation ownership interest																												100.00%			70.00%	33.00%
Additional time period for fixed-rate time-charters contract																		15 years
Equity Purchase Price		19,000,000				1,300,000,000
Acquisition Price for Entities under Common Control																												114,500,000			69,100,000
Carriers owned																											2
Carriers Volume	12,000	160,400
Remaining term of the time-charter contract																						15 years
Debt assumed by acquiring company related to carriers						266,000,000										126,000,000																65,000,000
Cash financed by partnership for acquisition						1,060,000,000	10,000,000								24,000,000
Sale price of interest sold in Kenai LNG Carriers										1,800,000															2,300,000
Fixed rate time charters service period for project		15 years			20 years																											20 years
Partnership losses																						100,000	1,900,000	900,000
Notional Amount								30,000,000	30,000,000				30,000,000	30,000,000
Excess of liabilities assumed over the consideration charged to equity											1,500,000	4,800,000
Percentage of TeeKay Corp ownership acquired																															99.00%	33.00%
Equity distribution to parent in form of excess of purchase price over the book value of the assets							3,600,000																								31,800,000	46,200,000
Sale price of vessels and charter sold during the period by parent																																57,300,000
Number of new building chartered .																																	4
Cost to construct carriers																																	906,000,000
Sale price of remaining vessels sold during the period by parent																																19,000,000
Debt assumed by acquiring company		65,000,000																														193,800,000
Joint venture interest acquired																															69.00%
Portion of cost to construct carriers belong to parent																																	299,000,000
Related Party Transaction (Additional Textual) [Abstract]
General and administrative costs incurred by the Partnership		1,000,000	1,000,000	700,000
Reimbursement for costs incurred by General Partner		1,000,000	800,000	800,000
Number of Suezmax tankers acquired							two
Acquisition cost of vessels and associated fixed-rate contracts							160,000,000
Working capital acquired in exchange for a short-term vendor loan							15,000,000
Remaining percentage interest acquired from Teekay Corporation in joint venture of Teekay Tangguh																					1.00%				1.00%						30.00%
Non-interest bearing advances to affiliates		11,922,000	6,133,000
Non-interest bearing advances from affiliates		17,400,000	133,410,000
Loss of hire insurance expense with related party				$ 500,000